STATEMENT OF INVESTMENTS
BNY Mellon International Stock Fund

February 29, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.4%
Australia - 3.5%
Cochlear	431,100		57,465,853
CSL	470,400		93,323,402
			150,789,255
Canada - 2.3%
Alimentation Couche-Tard, Cl. B	3,259,400		98,977,943
China - 1.7%
CNOOC	54,274,000	[a]	74,845,911
Denmark - 8.7%
Chr. Hansen Holding	857,899	[a]	61,524,629
Coloplast, Cl. B	751,600		101,523,488
Novo Nordisk, Cl. B	1,920,600		114,147,920
Novozymes, Cl. B	2,005,512		102,220,523
			379,416,560
Finland - 2.0%
Kone, Cl. B	1,564,500		88,302,859
France - 9.0%
Air Liquide	791,200		107,965,379
Dassault Systemes	315,677	[a]	49,877,788
L'Oreal	292,400		78,639,673
LVMH Moet Hennessy Louis Vuitton	202,300		83,464,618
Total	1,660,000		71,130,135
			391,077,593
Germany - 5.2%
adidas	408,200	[a]	113,732,191
SAP	902,200		111,085,051
			224,817,242
Hong Kong - 7.5%
AIA Group	13,613,400	[a]	131,661,923
CLP Holdings	7,186,500		75,723,205
Hang Lung Properties	25,615,000		56,448,229
Hong Kong & China Gas	32,140,153	[a]	62,131,513
			325,964,870
Ireland - 2.6%
Experian	3,416,000		114,322,600
Japan - 24.1%
Daikin Industries	669,100		90,856,634
Daito Trust Construction	636,500		65,519,513
FANUC	482,500	[a]	79,853,960
Kao	1,221,000		88,859,240

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 96.4% (continued)
Japan - 24.1% (continued)
Keyence		427,280		137,850,739
Makita		2,050,900		70,346,115
MISUMI Group		1,837,800		38,526,904
Murata Manufacturing		1,667,500		89,498,338
Shimano		479,200		66,924,717
Shin-Etsu Chemical		1,011,600		113,140,831
SMC		314,100		124,585,665
Sysmex		1,242,200		79,334,235
				1,045,296,891
Netherlands - 2.1%
ASML Holding		331,990		91,948,869
Portugal - 1.3%
Galp Energia		4,176,300	[a]	57,327,364
Spain - 2.2%
Industria de Diseno Textil		3,054,100	[a]	95,054,720
Switzerland - 12.9%
Givaudan		30,300		94,467,724
Kuehne + Nagel International		667,600	[a]	97,839,234
Nestle		879,000		91,070,510
Novartis		1,120,000		94,023,147
Roche Holding		353,450		115,205,078
SGS		26,500		66,039,678
				558,645,371
Taiwan - 3.0%
Taiwan Semiconductor Manufacturing, ADR		2,400,400	[b]	129,237,536
United Kingdom - 8.3%
Compass Group		3,574,000		78,469,340
Diageo		2,184,700		77,371,515
Intertek Group		568,500	[a]	38,809,497
Reckitt Benckiser Group		1,042,700		76,965,925
Smith & Nephew		3,888,000		87,056,178
				358,672,455
Total Common Stocks (cost $2,922,781,638)				4,184,698,039
	1-Day Yield (%)
Investment Companies - 3.2%
Registered Investment Companies - 3.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $140,900,838)	1.59	140,900,838	[c]	140,900,838
Total Investments (cost $3,063,682,476)		99.6%		4,325,598,877
Cash and Receivables (Net)		.4%		16,806,994
Net Assets		100.0%		4,342,405,871

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At February 29, 2020, the value of the fund’s securities on loan was $446,172 and the value of the collateral was $451,427, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Stock Fund

February 29, 2020 (Unaudited)

The following is a summary of the inputs used as of February 29, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	228,215,479	3,956,482,560††	-	4,184,698,039
Investment Companies	140,900,838	-	-	140,900,838
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	142	-	142

†  See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Stock Fund

February 29, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
National Australia Bank
Danish Krone	10,417,104	United States Dollar	1,539,038	3/2/2020	142
Gross Unrealized Appreciation					142

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 29, 2020, accumulated net unrealized appreciation on investments was $1,261,916,401, consisting of $1,368,689,209 gross unrealized appreciation and $106,772,808 gross unrealized depreciation.

At February 29, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.